PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of property, equipment and software

Property, equipment and software consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Electronic equipment	214,235	196,173
Building	189,965	491,082
Leasehold improvement	80,705	81,377
Furniture and office equipment	21,180	11,975
Software	7,183	12,697
Construction in progress	268,515	10,182
Total	781,783	803,486
Less: Accumulated depreciation	(77,445)	(123,168)
Accumulated impairment loss	—	(309)
	704,338	680,009